Consolidated statements of cash flows - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net income/(loss)		$ 97,459	$ (6,938)	$ 156,975	$ 327,699
Adjustments to reconcile net income/(loss) to net cash (used in)/provided by operating activities:
Capital provision income		(319,108)	(194,554)	(314,948)	(579,792)
Loss on marketable securities		10,736	1,567	1,106	137
Services income		(684)	(1,177)	(804)	(2,133)
Share-based compensation		7,782	8,823	5,328	4,519
Amortization and depreciation of debt issuance costs and property and equipment		4,362	3,193	10,689	12,602
Deferred tax (benefit)/expense		9,356	11,613	21,067	27,903
Other		13,579	3,879	(7,875)	(754)
Changes in operating assets and liabilities:
Proceeds from capital provision assets		387,786	396,415	557,913	392,606
(Funding) of capital provision assets		(727,298)	(672,931)	(297,143)	(571,786)
Net proceeds/(funding) of marketable securities		27,866	(160,360)	51,750	3,346
Net proceeds from/(paid) to due from/to broker for financial liabilities at fair value through profit or loss				(51,401)	38,734
Net proceeds/(funding) from financial liabilities at fair value through profit or loss		3,333		(96,272)	(42,200)
Proceeds from asset recovery fee for services		734	2,386	1,581	1,123
(Increase) in other assets		(2,963)	(2,330)	(9,846)	3,777
Increase in other liabilities		20,485	25,282	20,387	37,828
Net (increase) on financial liability to third-party investment		471	(232)	5,320	72,836
Net cash used in operating activities		(466,104)	(585,364)	53,827	(273,555)
Cash flows from investing activities:
Purchases of property and equipment		(407)	(285)	(360)	(3,398)
Net cash used in investing activities		(407)	(285)	(360)	(3,398)
Cash flows from financing activities:
Acquisition of ordinary shares to meet share-based payment obligations		(4,291)	(3,686)
Issuance of debt, net of original issue discount		357,271	400,000
Debt issuance costs		(7,912)	(8,742)
Redemption of debt		(79,911)	(33,929)	(4,964)
Dividends paid on ordinary shares		(27,665)	(41,050)		(28,424)
Payments for treasury stock purchases		(3,749)
Net proceeds from financial liabilities related to third party interests in capital provision assets					100,000
Third-party net capital contribution		165,388	132,236		83,119
Third-party net capital contribution				(293)
Net cash provided by/(used in) financing activities		399,131	444,829	(5,257)	154,695
Net increase/(decrease) in cash and cash equivalents and restricted cash		(67,380)	(140,820)	48,210	(122,258)
Cash and cash equivalents and restricted cash at beginning of period		180,255	322,085	273,403	395,462
Effect of exchange rate changes on cash and cash equivalents		(5,217)	(1,010)	472	199
Cash and cash equivalents and restricted cash at end of period		107,658	180,255	322,085	273,403
Supplemental disclosure
Cash received from interest and dividend income		3,462	3,706	1,489	6,849
Cash paid for debt interest		(70,781)	(51,270)	(37,890)	(37,568)
Cash received from income tax refund		1,199
Cash paid for income taxes		$ (1,840)	(1,305)	$ (10,979)	(694)
Assets received in-kind	[1]		3,290		29,645
Contributions paid in-kind			1,034
Initial recognition of ASC 842 operating leases ROU asset					5,675
Initial recognition of ASC 842 operating leases ROU obligation	[1]				$ 6,780
Other Limited Partners
Supplemental disclosure
Contributions paid in-kind			$ 2,300

[1]	A consolidated entity, in which Burford had a limited partner interest, liquidated during the year ended December 31, 2021 and distributed in-kind a capital provision asset of $3.3 million, which is held directly by Burford ($1.0 million) and other limited partners ($2.3 million) of the liquidated entity.